Equity (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Disclosure of share-based compensation

Share-based compensation	December 31, 2021	December 31, 2020
Option Expense	$6,093	$4,482
DSU Expense	672	314
RSU Expense	2,904	1,432
Total share-based compensation for continuing operations (per statement of loss)	$9,669	$6,228
Discontinued operations	—	9
Total share-based compensation (per statement of equity)	$9,669	$6,237

Disclosure of classes of share capital

Shares Transacted	14,870,000
Average Share Price	$37.00
Gross offering proceeds	$550,190
Less: Underwriting expenses	(22,186)
Less: Other financing expenses	(713)
Net offering proceeds	$527,291

December 31, 2020
Net proceeds from ATM programs	$308,826
Net proceeds from bought deal offering	385,782
Total net proceeds from equity offerings	$694,608

Disclosure of number and weighted average exercise prices of share options
As at December 31, options outstanding from the consolidated share option plan were as follows:

Balance	Options for common shares	Weighted average exercise price
At January 1, 2020	4,116,149	$2.92
Options granted	1,834,919	12.36
Options exercised	(1,693,466)	2.77
Options forfeited	(107,963)	6.86
Options expired	—	—
At December 31, 2020	4,149,639	7.07
Options granted	540,116	21.12
Options exercised	(549,281)	4.33
Options forfeited	(98,907)	10.09
Options expired	—	—
At December 31, 2021	4,041,567	$9.25

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about the Corporation’s share options outstanding as at December 31, 2021:

	Options outstanding			Options exercisable
	Number	Weighted average remaining contractual life	Weighted average exercise	Number	Weighted average
Range of exercise price	outstanding	(years)	price	exercisable	exercise price
$1.23 - $1.50	118,517	1.1	$1.42	118,517	$1.42
$2.00 - $2.36	260,507	1.6	2.17	260,507	2.17
$2.86 - $3.16	339,976	3.6	2.93	285,894	2.90
$3.21 - $4.71	1,150,704	3.9	3.46	800,235	3.53
$10.64 - $13.46	1,275,856	5.3	11.35	340,989	11.16
$15.63 - $26.13	896,007	6.0	19.18	157,651	15.83
	4,041,567	4.6	$9.25	1,963,793	$5.44

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about the Corporation’s share options outstanding as at December 31, 2021:

	Options outstanding			Options exercisable
	Number	Weighted average remaining contractual life	Weighted average exercise	Number	Weighted average
Range of exercise price	outstanding	(years)	price	exercisable	exercise price
$1.23 - $1.50	118,517	1.1	$1.42	118,517	$1.42
$2.00 - $2.36	260,507	1.6	2.17	260,507	2.17
$2.86 - $3.16	339,976	3.6	2.93	285,894	2.90
$3.21 - $4.71	1,150,704	3.9	3.46	800,235	3.53
$10.64 - $13.46	1,275,856	5.3	11.35	340,989	11.16
$15.63 - $26.13	896,007	6.0	19.18	157,651	15.83
	4,041,567	4.6	$9.25	1,963,793	$5.44

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The fair values of the options granted were determined using the Black-Scholes valuation model under the following weighted average assumptions:

	2021	2020
Expected life	4 years	4 years
Expected dividends	Nil	Nil
Expected volatility	67%	61%
Risk-free interest rate	1%	1%

Disclosure of number and weighted average exercise prices of other equity instruments

Balance	DSUs for common shares
At January 1, 2020	811,378
DSUs granted	23,809
DSUs exercised	(15,156)
At December 31, 2020	820,031
DSUs granted	35,953
DSUs exercised	(99,761)
At December 31, 2021	756,223

Balance	RSUs for common shares
At January 1, 2020	1,305,265
RSUs granted	334,758
RSU performance factor adjustment	98,867
RSUs exercised	(593,025)
RSUs forfeited	(15,919)
At December 31, 2020	1,129,946
RSUs granted	195,838
RSU performance factor adjustment	(12,128)
RSUs exercised	(325,863)
RSUs forfeited	(21,573)
At December 31, 2021	966,220